Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

22. Leases

Group acting as a lessee

The Group has lease contracts for its offices, customer collection centers, transporter motor vehicles and furniture and fittings. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.

The carrying amounts and movement in the right-of-use assets are set out below:

	Leasehold property	Fixtures and fittings	Subscription vehicles	Other motor vehicles	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	48,332	74	-	8,247	56,653
Additions	13,271	-	2,942	9,048	25,261
Acquisition of subsidiaries	29,268	-	5,536	-	34,804
Disposals	(5,096)	-	(624)	(220)	(5,940)
Transfers	-	-	-	(791)	(791)
FX revaluation	-	-	(151)	-	(151)
At December 31, 2021	85,775	74	7,703	16,284	109,836

Additions	31,670	-	11,913	3,306	46,889
Acquisition of subsidiaries	6,276	-	-	-	6,276
Sale and leasebacks	6,930	-	-	-	6,930
Disposals	(2,428)	-	-	(2,529)	(4,957)
Disposal of subsidiaries	(6,449)	-	-	-	(6,449)
Assets held for sale	-	-	(4,696)	-	(4,696)
Transfers	-	-	(818)	-	(818)
FX revaluation	202	-	223	68	493
At December 31, 2022	121,976	74	14,325	17,129	153,504

Accumulated depreciation
At December 31, 2020	(4,839)	(18)	-	(1,076)	(5,933)
Depreciation charge for the year	(8,108)	(15)	(3,157)	(2,829)	(14,109)
Disposals	2,251	-	-	143	2,394
Transfers	-	-	-	66	66
At December 31, 2021	(10,696)	(33)	(3,157)	(3,696)	(17,582)

Depreciation charge for the year	(16,485)	(15)	(4,790)	(4,268)	(25,558)
Disposals	2,738	-	-	1,407	4,145
Disposal of subsidiaries	729	-	-	-	729
Assets held for sale	-	-	3,818	-	3,818
Transfers	-	-	-	-	-
FX revaluation	(48)	-	(177)	(17)	(242)
At December 31, 2022	(23,762)	(48)	(4,306)	(6,574)	(34,690)

Net book value
At December 31, 2022	98,214	26	10,019	10,555	118,814
At December 31, 2021	75,079	41	4,546	12,588	92,254

In February 2022, the Group sold two of its customer collection centers and leased them back for 20 years. The Group accounted for the sale and leaseback transactions in accordance with IFRS 16 and recognized a right-of-use asset and a lease liability for the leaseback.

The carrying amount and movement in the lease liabilities are set out below:

Lease liabilities
£’000

At December 31, 2020	48,048

Additions	26,228
Acquisition of subsidiaries	36,352
Interest	1,338
Payments	(18,597)
Terminations	(2,969)
At December 31, 2021	90,400

Additions	51,757
Acquisition of subsidiaries	6,276
Interest	5,245
Payments	(29,198)
Terminations	(2,307)
Sale and leasebacks	5,466
Transfers	(3,529)
Disposals of subsidiaries	(5,878)
Assets held for sale	(1,003)
FX revaluation	231
At December 31, 2022	117,460

The following are the amounts recognized in the statement of profit and loss in respect of lease agreements:

	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000
Depreciation expense	25,558	14,109	5,570
Interest on lease liabilities	5,209	1,338	652
Total	30,767	15,447	6,222

Group acting as a lessor

The Group has entered into operating leases on its subscription vehicles. These leases have terms of between one and three years.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	At December 31 2022	At December 31 2021
	£’000	£’000
Within one year	776	1,602
Greater than one year but not more than five years	97	469
Total	873	2,072